EQUITY	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
EQUITY

NOTE 23 — EQUITY

Contributed Capital

Equity Issued

During the years ended December 31, 2023 and 2022, the Company issued ordinary shares for net cash proceeds of nil and $15,473,334, respectively.

During the year ended December 31, 2022, the Company issued the Company ordinary shares with a gross value of $22,581,816 (net $15,202,858) from the IPO proceeds. The Company also raised cash proceed of $270,476 from the share issuance during the IPO. GeniusU Limited issued ordinary shares with a value of $2,655,739 (2021 - $3,308,617) in exchange of cash and conversion from a loan to equity.

During the year ended December 31, 2022, Genius Group Limited entered into a Securities Purchase Agreement to issue convertible loan in the principal amount of $18,130,000 in face amount of a senior secured convertible note purchased for $17,000,000. In relation to the offering, the Company has classified the equity portion of the debt note valued at $0 in 2023 ($6,893,064 in 2022) net of debt discount and cost of fund raise.

During the year ended December 31, 2022, the Company issued Genius Group Limited ordinary shares with a value of $35,098,001 in exchange for the 5 acquisitions that the company closed. Genius Group Ltd shares were valued using the market approach based on the price per share paid by third parties for Genius Group Ltd shares as of the acquisition date and share delivery date.

See below for discussions regarding additional equity issuances.

Shares Issued Related to Debt Conversions

During the year December 31, 2023, convertible debt obligations consisting of $18,026,388 (2022-$936,543) of principal and accrued interest were converted into Genius Group shares pursuant to conversion offers extended by Genius Group Ltd. See Note 20 — Convertible Debt Obligations for additional information.

Stock-Based Compensation

During the year ended December 31, 2023 and 2022, the Company granted 873,429 and 560,188 Genius Group share options. The fair value of the options granted in 2023 was $674,704 and 2022 was $2,189,351, with the fair value expensed over the vesting period. During the year ended December 31, 2022, the Company issued 1,511,664 Restricted Stock Units (RSUs) to new hires and are cancelled during 2023 because of termination of the contract. The RSUs fair value of $143,016 is being expensed during 2023 ($350,033 in 2022).

The Company values stock options using the Black-Scholes option pricing model and used the following assumptions during the reporting periods:

	Year ended December 31,
	2023	2022
Risk-free interest rate	4.25%	4.41%
Contractual term (years)	1-4	1-3
Expected volatility	207.20%	177.30%
Expected dividends	0.00%	0.00%

A summary of the option activity during the year ended December 31, 2022 was as follows:

	No of Options	Weighted Average Share Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding as of January 1, 2022	539,760	$4.74	1	$0
Granted	560,188	4.22	3	0
Exercised	(73.428)	5.81	-	0

Outstanding as of December 31, 2022	1,026,520	$4.40	2	$0

A summary of the option activity during the year ended December 31, 2023 was as follows:

	No of Options	Weighted Average Share Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding as of January 1, 2023	1,026,520	$4.40	2	$4,517,330
Granted	873,429	0.77	4	674,704
Exercised	-	-	-	0
Expired	(375,000)			(1,320,933)

Outstanding as of December 31, 2023	1,524,949	$2.54	2	$3,871,101

	Options Outstanding			Options Exercisable
Year	Exercise Price	Outstanding Number of Options	Underlying Common Stock	Weighted Average Remaining Life in Years	Exercisable Number of Warrants

2019 Share Option	$3.56	257,478	GNS	1	$257,478
2020 Share Option	5.81	74,640	GNS	1	74,640
2021 Share Options	5.81	134,214	GNS	3	134,214
2022 Employee Grants (Options)	5.62	185,188	GNS	3	-
2023 Employee Grants (Options)	0.77	873,429	GNS	4	0
	$2.54	1,524,949		2.4	$466,332

The Company recorded stock-based compensation in the amount of $532,466, $1,308,784 and $293,837 during the years ended December 31, 2023 2022 and 2021 respectively, in connection with the amortization of the grant date value of the stock options. The amount of $863,224 to be recognized as stock-based compensation expense over the period 2024, 2025 and 2026.